Summary of Significant Accounting Policies (Details) - Schedule of percentage of YS Group's top 5 vendors accounting for total purchases - Total purchases [Member] - Vendors concentration risk [Member]
	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)
Vendor A [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Cost of revenues	¥ 48,006,500	$ 6,986,117	¥ 35,172,250	$ 5,540,508	¥ 32,063,500	$ 4,879,324
Concentration risk	37.90%	37.90%	20.90%	20.90%	37.90%	37.90%
Vendor F [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Cost of revenues	¥ 15,178,020	$ 2,208,772			¥ 5,781,888	$ 879,870
Concentration risk	12.00%	12.00%			6.80%	6.80%
Vendor G [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Cost of revenues	¥ 10,053,600	$ 1,463,044			¥ 4,862,320	$ 739,933
Concentration risk	7.90%	7.90%			5.70%	5.70%
Vendor H [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Cost of revenues	¥ 6,846,214	$ 996,291			¥ 3,199,200	$ 486,844
Concentration risk	5.40%	5.40%			3.80%	3.80%
Vendor C [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Cost of revenues	¥ 4,746,530	$ 690,736	¥ 9,995,189	$ 1,574,492	¥ 4,568,088	$ 695,157
Concentration risk	3.70%	3.70%	5.90%	5.90%	5.40%	5.40%
Vendors [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Cost of revenues	¥ 84,830,864	$ 12,344,960	¥ 75,442,385	$ 11,884,060	¥ 50,474,996	$ 7,681,128
Concentration risk	66.90%	66.90%	44.70%	44.70%	59.60%	59.60%
Vendor B [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Cost of revenues			¥ 16,227,146	$ 2,556,181
Concentration risk			9.60%	9.60%
Vendor D [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Cost of revenues			¥ 7,426,500	$ 1,169,859
Concentration risk			4.40%	4.40%
Vendor E [Member]
Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases [Abstract]
Cost of revenues			¥ 6,621,300	$ 1,043,020
Concentration risk			3.90%	3.90%